Income Taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Line Items]
Deferred tax assets related to net operating loss carry forwards			¥ 164,559	¥ 108,101		$ 25,220
Interest and penalties related to an uncertain tax position			¥ 0	¥ 0
Income tax examination, description			In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiary and the VIE. Accordingly, the PRC tax filings from 2015 through 2020 remain open to examination by the respective tax authorities
Minimum
Income Tax Disclosure [Line Items]
Open tax examination year			2015
Maximum
Income Tax Disclosure [Line Items]
Open tax examination year			2020
VIE | Minimum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year			2021
VIE | Maximum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year			2030
WFOE | Minimum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year			2021
WFOE | Maximum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year			2030
Hong Kong
Income Tax Disclosure [Line Items]
Effective profits tax rate			16.50%
PRC
Income Tax Disclosure [Line Items]
Effective statutory enterprise income tax rate			25.00%	25.00%	25.00%
Effective preferential income tax rate	15.00%	15.00%	15.00%